CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Convertible notes payable, discounts (in Dollars)	$ 476,039	$ 264,389	$ 166,307
Advance Gold Sales, discounts (in Dollars)	$ 45	$ 4,289	$ 0
Common shares subject to redemption, shares outstanding	10,217,468	10,217,468	4,517,601
Common stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000	250,000,000
Common stock, shares issued	142,313,975	127,897,079	97,485,130
Common stock, shares outstanding	142,313,975	127,897,079	97,485,130
Series I Preferred Stock [Member]
Preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	100	100	100
Preferred stock, shares issued	100	100	100
Preferred stock, shares outstanding	100	100	100
Series G Preferred Stock [Member]
Preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	8,000,000	8,000,000	8,000,000
Preferred stock, shares issued	4,000,000	4,000,000	4,000,000
Preferred stock, shares outstanding	4,000,000	4,000,000	4,000,000